AllianzGI NFJ Mid-Cap Value Fund
AllianzGI NFJ Mid-Cap Value Fund

ALLIANZ FUNDS

Supplement Dated September 22, 2017 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Institutional Class, Class P Shares and Administrative Class of

Allianz Funds,

Dated August 30, 2017

Disclosure Relating to AllianzGI NFJ Mid-Cap Value Fund

(for purposes of this section only, the “Fund”)

Effective September 22, 2017, within the Fund Summary relating to the Fund, the fee table and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI NFJ Mid-Cap Value Fund		A	C	Class T	R	Institutional	P	Administrative
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	2.50%	none	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI NFJ Mid-Cap Value Fund		A	C	Class T	R	Institutional	P	Administrative
Management Fees		0.95%	0.95%	0.95%	0.95%	0.85%	0.95%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%	0.50%	none	none	0.25%
Other Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.21%	1.96%	1.21%	1.46%	0.86%	0.96%	1.11%
Expense Reductions	[1]	(0.22%)	(0.22%)	(0.22%)	(0.22%)	(0.22%)	(0.22%)	(0.22%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	0.99%	1.74%	0.99%	1.24%	0.64%	0.74%	0.89%
[1]	Effective September 22, 2017, AllianzGI U.S. has contractually agreed to observe, through September 30, 2019 an irrevocable waiver of a portion of its administration fees ("Management Fees" in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.22%.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI NFJ Mid-Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	645	871	1,137	1,897
C	277	572	1,015	2,249
Class T	348	581	856	1,640
R	126	417	755	1,707
Institutional	65	229	432	1,019
P	76	261	487	1,137
Administrative	91	308	568	1,311

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI NFJ Mid-Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	645	871	1,137	1,897
C	177	572	1,015	2,249
Class T	348	581	856	1,640
R	126	417	755	1,707
Institutional	65	229	432	1,019
P	76	261	487	1,137
Administrative	91	308	568	1,311

Please retain this Supplement for future reference.